Subsequent Events (Details) - USD ($)				12 Months Ended
	Mar. 24, 2025	Mar. 13, 2025	Jan. 13, 2025	Dec. 31, 2024
Helena Global Investment Opportunities [Member]
Subsequent Events [Line Items]
Maturity date				Apr. 13, 2025
Subsequent Event [Member]
Subsequent Events [Line Items]
Cash			$ 910,000
Legal fees			$ 90,000
Original issue discount percentage			20.00%
Total discount			$ 290,000
Convertible shares (in Shares)			480,000
Warrant to purchase shares (in Shares)		12,843
Reverse stock split	1-for-250
Subsequent Event [Member] | Senior convertible promissory note [Member]
Subsequent Events [Line Items]
Principal amount			$ 1,200,000
Outstanding principal embedded, percentage			20.00%
Subsequent Event [Member] | Line of Credit [Member]
Subsequent Events [Line Items]
Termination fee		$ 150,000
Commitment shares (in Shares)		34,286
Helena Global Investment Opportunities [Member]
Subsequent Events [Line Items]
Convertible senior secured debenture, percentage				20.00%
Series F Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible shares (in Shares)			90,453